RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

The Company leases air travel time from a company which is wholly owned by the Chairman of IMRIS Inc. The amount charged to travel, included in Administrative expenses during the year ended December 31, 2011 totaled $357 (2010 – $139). There were no amounts charged to share issuance costs during the year ended December 31, 2011 (2010 - $152). The transactions were priced using an estimated third party comparable cost and were recorded at the exchange amount. There are no receivables or payables outstanding from related parties as at December 31, 2011 (2010 - $Nil).